Chapter 11 proceedings and fresh start accounting (Tables)	6 Months Ended
Jun. 30, 2019
Reorganizations [Abstract]
Schedule of reorganization items
The following table summarizes the components included within reorganization items:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2019	Three months ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Advisory and professional fees	—	(40)	—	(115)
Interest income on surplus cash invested	—	5	—	6
Total reorganization items	—	(35)	—	(109)